Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 11	Intangible Assets
Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	2023	2022
Goodwill	$12,489	$12,373
Merchant processing contracts	124	155
Core deposit benefits	2,134	2,706
Mortgage servicing rights	3,377	3,755
Trust relationships	41	50
Other identified intangibles	408	489
Total	$18,573	$19,528
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Merchant processing contracts	$31	$38	$45
Core deposit benefits	481	53	15
Trust relationships	10	12	10
Other identified intangibles	114	112	89
Total	$636	$215	$159
The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2024	$566
2025	484
2026	415
2027	344
2028	281
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2023, 2022 and 2021:

(Dollars in Millions)	Wealth, Corporate, Commercial and Institutional Banking	Consumer and Business Banking	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2020	$3,266	$3,475	$3,177	$—	$9,918
Goodwill acquired	144	35	192	—	371
Foreign exchange translation and other	263	(265)	(25)	—	(27)
Balance at December 31, 2021	$3,673	$3,245	$3,344	$—	$10,262
Goodwill acquired	918	1,220	11	—	2,149
Foreign exchange translation and other	(2)	—	(36)	—	(38)
Balance at December 31, 2022	$4,589	$4,465	$3,319	$—	$12,373
Goodwill acquired	235	(139)	—	—	96
Foreign exchange translation and other	1	—	19	—	20
Balance at December 31, 2023	$4,825	$4,326	$3,338	$—	$12,489